Taxation (Details) - Schedule of Valuation Allowance of Deferred Tax Assets - USD ($)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Schedule of Valuation Allowance of Deferred Tax Assets [Abstract]
Balance at beginning of the period	$ 90,991	$ 35,689
Additions	29,751	237,963
Reversal		(182,495)
Foreign currency translation adjustments	274	(166)
Balance at end of the period	$ 121,016	$ 90,991